Commitments and Contingencies - Schedule of Components of Lease Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs	$ 1,892	$ 1,837	$ 1,759
Variable lease costs	351	435	329
Short-term lease costs	115	94	170
Total lease costs	$ 2,358	$ 2,366	$ 2,258